Income tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Domestic	$ 0.0	$ 0.0
Foreign	9.1	2.5
Total	9.1	2.5
Deferred tax
Domestic	0.0	0.0
Foreign	(0.8)	(0.1)
Total	(0.8)	(0.1)
Total tax expense
Domestic	0.0	0.0
Foreign	8.3	2.4
Total tax expense	$ 8.3	$ 2.4	$ 33.0